Income Taxes Summary of Operating Loss Carryforwards (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
U.S. federal and non-U.S. NOLs	$ 111,719
State taxing jurisdiction NOLs	15,077
U.S. federal, non-U.S., and state tax credit carryforwards	1,564
U.S. federal capital loss carryforwards	1,088
Total	129,448
2014 Through 2023
Operating Loss Carryforwards [Line Items]
U.S. federal and non-U.S. NOLs	1,633
State taxing jurisdiction NOLs	1,199
U.S. federal, non-U.S., and state tax credit carryforwards	203
U.S. federal capital loss carryforwards	1,088
Total	4,123
2024 Through 2033
Operating Loss Carryforwards [Line Items]
U.S. federal and non-U.S. NOLs	110,086
State taxing jurisdiction NOLs	13,878
U.S. federal, non-U.S., and state tax credit carryforwards	748
U.S. federal capital loss carryforwards	0
Total	124,712
Indefinite
Operating Loss Carryforwards [Line Items]
U.S. federal and non-U.S. NOLs	0
State taxing jurisdiction NOLs	0
U.S. federal, non-U.S., and state tax credit carryforwards	613
U.S. federal capital loss carryforwards	0
Total	$ 613